Loans and advances to customers - Loans to customers, net of impairment losses (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	€ 956,314
Refinanced and restructured transactions	27,781
Advances to customers	16,368
Financial assets	163,853	€ 176,554	€ 184,596
Customers
Loans And Advances To Customers Line Items
Financial assets	972,682	€ 916,199	€ 942,218
Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	125,097
Refinanced and restructured transactions	3,856
More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	140,211
Refinanced and restructured transactions	2,237
More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	158,528
Refinanced and restructured transactions	4,678
More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	149,219
Refinanced and restructured transactions	2,442
More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	55,068
Refinanced and restructured transactions	2,593
Public sector
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	22,152
Public sector | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	68
Public sector | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	81
Public sector | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	26
Public sector | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	608
Public sector | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	10
Other financial institutions (financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	70,348
Other financial institutions (financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,532
Other financial institutions (financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,868
Other financial institutions (financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,585
Other financial institutions (financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	35,871
Other financial institutions (financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	722
Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	323,475
Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	24,034
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	21,064
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	18,461
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	57,321
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	19,884
Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	540,339
Households - other | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	98,463
Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	117,198
Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	138,456
Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	55,419
Households - other | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	34,452
Without collateral
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	328,191
Refinanced and restructured transactions	11,975
Without collateral | Public sector
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	21,359
Without collateral | Other financial institutions (financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	27,770
Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	182,711
Without collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	96,351
Of which property collateral
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	423,351
Refinanced and restructured transactions	11,222
Of which property collateral | Public sector
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	180
Of which property collateral | Other financial institutions (financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,612
Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	60,112
Of which property collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	360,447
Of which other collateral
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	204,772
Refinanced and restructured transactions	4,584
Of which other collateral | Public sector
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	613
Of which other collateral | Other financial institutions (financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	39,966
Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	80,652
Of which other collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	83,541
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	18,936
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	5,357
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	4,821
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,695
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,555
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,159
Construction and property development | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,349
Construction and property development | Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	9,778
Construction and property development | Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	6,809
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,061
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	108
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	149
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	167
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	688
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	131
Civil engineering construction | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,818
Civil engineering construction | Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	219
Civil engineering construction | Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,024
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	174,191
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	7,789
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	5,111
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	5,365
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	31,122
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	8,786
Large companies | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	116,018
Large companies | Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	19,655
Large companies | Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	38,518
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	127,287
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	10,780
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	10,983
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	11,234
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	21,956
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	9,808
SMEs and individual entrepreneurs | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	62,526
SMEs and individual entrepreneurs | Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	30,460
SMEs and individual entrepreneurs | Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	34,301
Residential | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	353,623
Residential | Households - other | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	91,428
Residential | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	110,574
Residential | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	121,400
Residential | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	24,007
Residential | Households - other | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,957
Residential | Without collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,257
Residential | Of which property collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	350,651
Residential | Of which other collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	715
Consumer loans | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	167,760
Consumer loans | Households - other | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,927
Consumer loans | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,938
Consumer loans | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	13,083
Consumer loans | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	26,721
Consumer loans | Households - other | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	29,262
Consumer loans | Without collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	91,829
Consumer loans | Of which property collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,403
Consumer loans | Of which other collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	74,528
Other purposes | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	18,956
Other purposes | Households - other | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	4,108
Other purposes | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,686
Other purposes | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,973
Other purposes | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	4,691
Other purposes | Households - other | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,233
Other purposes | Without collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,265
Other purposes | Of which property collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	8,393
Other purposes | Of which other collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	€ 8,298